UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

        East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2015 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 53.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	32,945	$774,535
BlackRock Equity Dividend Fund, Institutional Class	80,142	1,564,375
BlackRock Global Dynamic Equity Fund, Institutional Class	58,740	698,413
BlackRock International Fund, Institutional Class	15,900	188,420
BlackRock International Opportunities Portfolio, Institutional Class	9,838	301,839
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	14,712	350,593
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,464	190,844
iShares Dow Jones U.S. Technology Sector Index Fund	3,845	274,994
iShares MSCI Emerging Markets Index Fund	11,003	430,437
iShares MSCI Germany Index Fund	13,256	267,904
iShares MSCI Italy Index Fund	25,472	268,475
Master Basic Value LLC	$780,926	780,926
Master Large Cap Growth Portfolio	$1,287,930	1,287,930
Master Value Opportunities LLC	$172,643	172,643

		7,552,328

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 44.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	48,884	$381,781
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	15	182
Master Total Return Portfolio	$5,841,781	5,841,781

		6,223,744

Short-Term Securities – 2.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	373,619	373,619
Total Affiliated Investment Companies (Cost – $13,306,879*) – 100.1%		14,149,691
Liabilities in Excess of Other Assets – (0.1)%		(11,823)

Net Assets – 100.0%		$14,137,868

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$13,239,730

Gross unrealized appreciation	$1,779,708
Gross unrealized depreciation	(869,747)

Net unrealized appreciation	$909,961

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2012	Value at July 31, 2012	Realized Gain (Loss)	Income

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,318	6,296	17,669	32,945	$774,535	$45,814	–
BlackRock Equity Dividend Fund, Institutional Class	93,460	19,756	33,074	80,142	$1,564,375	$15,197	$19,571
BlackRock Floating Rate Income Portfolio, Institutional Class	75,697	2,662	78,359	–	–	$(20,575)	$10,073
BlackRock Global Dynamic Equity Fund, Institutional Class	78,453	13,748	33,461	58,740	$698,413	$(28,050)	$26,072
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	12,601	10,550	23,151	–	–	$46,933	$1,199
BlackRock High Yield Bond Portfolio, BlackRock Class	151,329	14,356	116,801	48,884	$381,781	$(3,985)	$22,489
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	15	–	–	15	$182	–	$3
BlackRock International Fund, Institutional Class	–	42,361	26,461	15,900	$188,420	$(23,674)	–
BlackRock International Opportunities Portfolio, Institutional Class	20,779	3,418	14,359	9,838	$301,839	$(29,315)	$12,673
BlackRock Latin America Fund, Inc, Institutional Class	1,169	174	1,343	–	–	$6,863	$636
BlackRock Liquidity Funds, TempFund, Institutional Class	13,448	360,171[1]	–	373,619	$373,619	–	$342
BlackRock Pacific Fund, Inc., Institutional Class	15,221	2,840	18,061	–	–	$894	$1,940
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,882	2,695	3,865	14,712	$350,593	$13,721	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,402	1,474	1,412	5,464	$190,844	$17,552	–
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	3,552	3,552	–	–	$4,143	$1,155
iShares Dow Jones U.S. Industrial Sector Index Fund	–	4,074	4,074	–	–	$(6,983)	$996
iShares Dow Jones U.S. Technology Sector Index Fund	–	3,845	–	3,845	$274,994	–	$473
iShares MSCI Emerging Markets Index Fund	–	11,003	–	11,003	$430,437	–	–
iShares MSCI Germany Index Fund	–	13,256	–	13,256	$267,904	–	$7,708
iShares MSCI Italy Index Fund	–	25,472	–	25,472	$268,475	–	$6,492
Master Basic Value LLC	$627,040	$153,886[1]	–	$780,926	$780,926	$40,419	$13,619
Master Large Cap Growth Portfolio	$1,250,746	$37,184[1]	–	$1,287,930	$1,287,930	$85,296	$21,077
Master Total Return Portfolio	$5,748,320	$93,461[1]	–	$5,841,781	$5,841,781	$110,842	$215,621
Master Value Opportunities LLC	$182,386	–	$9,743[2]	$172,643	$172,643	$17,232	$1,566

[1] Represents net shares/beneficial interest purchased.
[2] Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2012	1

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2015

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,066,411	$8,083,280	–	$14,149,691

There were no transfers between levels during the period ended July 31, 2012.

2	BLACKROCK FUNDS II	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2020 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 58.1%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	51,269	$1,205,339
BlackRock Equity Dividend Fund, Institutional Class	103,971	2,029,522
BlackRock Global Dynamic Equity Fund, Institutional Class	84,421	1,003,762
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	8	156
BlackRock International Fund, Institutional Class	19,738	233,896
BlackRock International Opportunities Portfolio, Institutional Class	14,592	447,689
BlackRock Latin America Fund, Inc., Institutional Class	1	27
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	20,703	493,351
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	7,348	256,650
iShares Dow Jones U.S. Technology Sector Index Fund	4,948	353,881
iShares MSCI Emerging Markets Index Fund	14,023	548,580
iShares MSCI Germany Index Fund	17,059	344,762
iShares MSCI Italy Index Fund	32,780	345,501
Master Basic Value LLC	$1,338,374	1,338,374
Master Large Cap Growth Portfolio	$1,627,744	1,627,744
Master Value Opportunities LLC	$241,516	241,516

		10,470,750

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 40.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	57,989	$452,894
Master Total Return Portfolio	$6,780,802	6,780,802

		7,233,696

Short-Term Securities – 1.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	320,062	320,062

		320,062

Total Affiliated Investment Companies (Cost – $16,837,576*) – 100.1%		18,024,508
Liabilities in Excess of Other Assets – (0.1)%		(18,240)

Net Assets – 100.0%		$18,006,268

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$16,760,034

Gross unrealized appreciation	$2,301,664
Gross unrealized depreciation	(1,037,190)

Net unrealized appreciation	$1,264,474

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares Sold	Shares/ Beneficial Interest Held at July 31, 2012	Value at July 31, 2012	Realized Gain (Loss)	Income

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	60,184	9,846	18,761	51,269	$1,205,339	$48,774	–
BlackRock Equity Dividend Fund, Institutional Class	121,928	19,913	37,870	103,971	$2,029,522	$27,513	$36,401
BlackRock Floating Rate Income Portfolio, Institutional Class	81,411	403	81,814	–	–	$(18,307)	$1,839
BlackRock Global Dynamic Equity Fund, Institutional Class	103,124	16,603	35,306	84,421	$1,003,762	$(31,528)	$34,771
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	14,994	12,728	27,714	8	$156	$57,732	$1,448
BlackRock High Yield Bond Portfolio, BlackRock Class	174,535	12,576	129,122	57,989	$452,894	$(1,189)	$26,172
BlackRock International Fund, Institutional Class	–	52,081	32,343	19,738	$233,896	$(32,030)	–
BlackRock International Opportunities Portfolio, Institutional Class	26,890	4,033	16,331	14,592	$447,689	$(30,946)	$16,139
BlackRock Latin America Fund, Inc, Institutional Class	1,404	187	1,590	1	$27	$8,486	$775
BlackRock Liquidity Funds, TempFund, Institutional Class	942	319,120[1]	–	320,062	$320,062	–	$350
BlackRock Pacific Fund, Inc., Institutional Class	19,526	3,362	22,888	–	–	$4,286	$2,450
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	20,880	3,252	3,429	20,703	$493,351	$14,170	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	6,797	1,757	1,206	7,348	$256,650	$24,284	–
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	4,571	4,571	–	–	$5,331	$1,486
iShares Dow Jones U.S. Industrial Sector Index Fund	–	5,243	5,243	–	–	$(8,986)	$1,282
iShares Dow Jones U.S. Technology Sector Index Fund	–	4,948	–	4,948	$353,881	–	$608
iShares MSCI Emerging Markets Index Fund	–	14,023	–	14,023	$548,580	–	–
iShares MSCI Germany Index Fund	–	17,059	–	17,059	$344,762	–	$9,919
iShares MSCI Italy Index Fund	–	32,780	–	32,780	$345,501	–	$8,354
Master Basic Value LLC	$869,553	$468,821[1]	–	$1,338,374	$1,338,374	$60,056	$20,799
Master Large Cap Growth Portfolio	$1,626,349	$1,395[1]	–	$1,627,744	$1,627,744	$113,068	$27,235
Master Total Return Portfolio	$6,077,769	$703,033[1]	–	$6,780,802	$6,780,802	$125,957	$245,879
Master Value Opportunities LLC	$238,330	$3,186[1]	–	$241,516	$241,516	$23,715	$2,115

[1] Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2012	3

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2020

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,036,072	$9,988,436	–	$18,024,508

There were no transfers between levels during the period ended July 31, 2012.

4	BLACKROCK FUNDS II	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2025 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 63.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	36,549	$859,277
BlackRock Equity Dividend Fund, Institutional Class	82,156	1,603,694
BlackRock Global Dynamic Equity Fund, Institutional Class	60,623	720,812
BlackRock International Fund, Institutional Class	15,028	178,086
BlackRock International Opportunities Portfolio, Institutional Class	8,670	266,006
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	14,782	352,264
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,288	184,722
iShares Dow Jones U.S. Technology Sector Index Fund	3,384	242,024
iShares MSCI Emerging Markets Index Fund	9,978	390,339
iShares MSCI Germany Index Fund	11,668	235,810
iShares MSCI Italy Index Fund	22,422	236,328
Master Basic Value LLC	$1,293,228	1,293,228
Master Large Cap Growth Portfolio	$1,494,797	1,494,797
Master Value Opportunities LLC	$173,028	173,028

		8,230,415

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 33.1%
BlackRock High Yield Bond Portfolio, BlackRock Class	34,220	$267,259
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	19	231
Master Total Return Portfolio	$4,032,932	4,032,932

		4,300,422

Short-Term Securities – 3.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	460,955	460,955
Total Affiliated Investment Companies (Cost – $12,175,981*) – 100.1%		12,991,792
Liabilities in Excess of Other Assets – (0.1)%		(18,086)

Net Assets – 100.0%		$12,973,706

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$12,121,305

Gross unrealized appreciation	$1,606,949
Gross unrealized depreciation	(736,462)

Net unrealized appreciation	$870,487

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2012	Value at July 31, 2012	Realized Gain (Loss)	Income

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,166	5,443	15,060	36,549	$859,277	$39,358	–
BlackRock Equity Dividend Fund, Institutional Class	89,964	20,963	28,771	82,156	$1,603,694	$10,703	$26,576
BlackRock Floating Rate Income Portfolio, Institutional Class	45,436	576	46,012	–	–	$(11,440)	$1,026
BlackRock Global Dynamic Equity Fund, Institutional Class	76,672	11,461	27,510	60,623	$720,812	$(21,460)	$24,110
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	9,920	7,962	17,882	–	–	$37,110	$893
BlackRock High Yield Bond Portfolio, BlackRock Class	106,424	7,868	80,072	34,220	$267,259	$(6,137)	$15,788
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	19	–	–	19	$231	–	$3
BlackRock International Fund, Institutional Class	–	32,419	17,391	15,028	$178,086	$(18,911)	–
BlackRock International Opportunities Portfolio, Institutional Class	20,022	2,786	14,138	8,670	$266,006	$(21,210)	$11,309
BlackRock Latin America Fund, Inc, Institutional Class	920	113	1,033	–	–	$5,500	$474
BlackRock Liquidity Funds, TempFund, Institutional Class	18,448	442,507[1]	–	460,955	$460,955	–	$367
BlackRock Pacific Fund, Inc., Institutional Class	14,034	2,244	16,278	–	–	$1,922	$1,657
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,535	2,241	2,994	14,782	$352,264	$11,369	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,097	1,229	1,038	5,288	$184,722	$18,097	–
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	3,126	3,126	–	–	$3,646	$1,016
iShares Dow Jones U.S. Industrial Sector Index Fund	–	3,586	3,586	–	–	$(6,146)	$877
iShares Dow Jones U.S. Technology Sector Index Fund	–	3,384	–	3,384	$242,024	–	$416
iShares MSCI Emerging Markets Index Fund	–	9,978	–	9,978	$390,339	–	–
iShares MSCI Germany Index Fund	–	11,668	–	11,668	$235,810	–	$6,785
iShares MSCI Italy Index Fund	–	22,422	–	22,422	$236,328	–	$5,714
Master Basic Value LLC	$678,007	$615,221[1]	–	$1,293,228	$1,293,228	$45,568	$16,881
Master Large Cap Growth Portfolio	$1,199,737	$295,060[1]	–	$1,494,797	$1,494,797	$82,496	$20,871
Master Total Return Portfolio	$3,328,424	$704,508[1]	–	$4,032,932	$4,032,932	$72,917	$132,562
Master Value Opportunities LLC	$177,974	–	4,946[2]	$173,028	$173,028	$17,033	$1,528

[1] Represents net shares/beneficial interest purchased.
[2] Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2025

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,997,807	$6,993,985	–	$12,991,792

There were no transfers between levels during the period ended July 31, 2012.

6	BLACKROCK FUNDS II	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2030 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 72.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	71,321	$1,676,765
BlackRock Equity Dividend Fund, Institutional Class	113,951	2,224,316
BlackRock Global Dynamic Equity Fund, Institutional Class	110,434	1,313,061
BlackRock International Fund, Institutional Class	36,151	428,387
BlackRock International Opportunities Portfolio, Institutional Class	18,333	562,458
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	25,739	613,350
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	9,123	318,670
iShares Dow Jones U.S. Technology Sector Index Fund	4,632	331,281
iShares MSCI Emerging Markets Index Fund	12,997	508,443
iShares MSCI Germany Index Fund	15,969	322,734
iShares MSCI Italy Index Fund	30,686	323,430
Master Basic Value LLC	$1,477,406	1,477,406
Master Large Cap Growth Portfolio	$1,928,023	1,928,023
Master Value Opportunities LLC	$300,757	300,757

		12,329,081

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 24.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	36,310	$283,580
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	25	299
Master Total Return Portfolio	$3,939,133	3,939,133

		4,223,012

Short-Term Securities – 3.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	549,481	549,481
Total Affiliated Investment Companies (Cost – $15,946,053*) – 100.2%		17,101,574
Liabilities in Excess of Other Assets – (0.2)%		(33,035)

Net Assets – 100.0%		$17,068,539

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$15,748,565

Gross unrealized appreciation	$2,349,728
Gross unrealized depreciation	(996,719)

Net unrealized appreciation	$1,353,009

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2012	Value at July 31, 2012	Realized Gain (Loss)	Income

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	74,240	15,761	18,680	71,321	$1,676,765	$19,565	–
BlackRock Equity Dividend Fund, Institutional Class	138,422	29,216	53,687	113,951	$2,224,316	$30,373	$41,474
BlackRock Floating Rate Income Portfolio, Institutional Class	45,763	339	46,102	–	–	$(12,381)	$1,037
BlackRock Global Dynamic Equity Fund, Institutional Class	118,927	25,399	33,892	110,434	$1,313,061	$(28,136)	$39,099
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	13,265	12,324	25,589	–	–	$52,445	$1,249
BlackRock High Yield Bond Portfolio, BlackRock Class	112,158	10,123	85,971	36,310	$283,580	$(11,849)	$16,702
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	25	–	–	25	$299	–	$4
BlackRock International Fund, Institutional Class	–	60,618	24,467	36,151	$428,387	$(28,142)	–
BlackRock International Opportunities Portfolio, Institutional Class	30,447	6,145	18,259	18,333	$562,458	$(39,857)	$18,054
BlackRock Latin America Fund, Inc, Institutional Class	1,215	212	1,427	–	–	$7,656	$654
BlackRock Liquidity Funds, TempFund, Institutional Class	8,237	541,244[1]	–	549,481	$549,481	–	$418
BlackRock Pacific Fund, Inc., Institutional Class	20,988	4,718	25,706	–	–	$2,482	$2,602
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	24,071	5,015	3,347	25,739	$613,350	$14,921	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	7,821	2,469	1,167	9,123	$318,670	$28,760	–
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	4,279	4,279	–	–	$4,990	$1,391
iShares Dow Jones U.S. Industrial Sector Index Fund	–	4,908	4,908	–	–	$(8,412)	$1,200
iShares Dow Jones U.S. Technology Sector Index Fund	–	4,632	–	4,632	$331,281	–	$569
iShares MSCI Emerging Markets Index Fund	–	12,997	–	12,997	$508,443	–	–
iShares MSCI Germany Index Fund	–	15,969	–	15,969	$322,734	–	$9,286
iShares MSCI Italy Index Fund	–	30,686	–	30,686	$323,430	–	$7,820
Master Basic Value LLC	$1,111,464	$365,942[1]	–	$1,477,406	$1,477,406	$73,462	$25,130
Master Large Cap Growth Portfolio	$1,837,811	$90,212[1]	–	$1,928,023	$1,928,023	$129,012	$31,140
Master Total Return Portfolio	$3,317,757	$621,376[1]	–	$3,939,133	$3,939,133	$69,622	$133,891
Master Value Opportunities LLC	$275,261	$25,496[1]	–	$300,757	$300,757	$28,913	$2,533

[1] Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2012	7

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2030

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,456,255	$7,645,319	–	$17,101,574

There were no transfers between levels during the period ended July 31, 2012.

8	BLACKROCK FUNDS II	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2035 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 89.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	39,825	$936,287
BlackRock Equity Dividend Fund, Institutional Class	78,365	1,529,680
BlackRock Global Dynamic Equity Fund, Institutional Class	61,485	731,058
BlackRock International Fund, Institutional Class	16,938	200,717
BlackRock International Opportunities Portfolio, Institutional Class	9,688	297,242
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	13,934	332,058
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,009	174,969
iShares Dow Jones U.S. Technology Sector Index Fund	2,034	145,472
iShares MSCI Emerging Markets Index Fund	5,959	233,116
iShares MSCI Germany Index Fund	7,015	141,773
iShares MSCI Italy Index Fund	13,480	142,079
Master Basic Value LLC	$907,961	907,961
Master Large Cap Growth Portfolio	$1,050,049	1,050,049
Master Value Opportunities LLC	$162,759	162,759

		6,985,220

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 7.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	19,219	$150,102
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32	395
Master Total Return Portfolio	$464,778	464,778

		615,275

Short-Term Securities – 2.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	188,947	188,947
Total Affiliated Investment Companies (Cost – $7,057,031*) – 100.3%		7,789,442
Liabilities in Excess of Other Assets – (0.3)%		(20,682)

Net Assets – 100.0%		$7,768,760

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,993,322

Gross unrealized appreciation	$1,256,554
Gross unrealized depreciation	(460,434)

Net unrealized appreciation	$796,120

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2012	Value at July 31, 2012	Realized Gain (Loss)	Income

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	50,190	6,307	16,672	39,825	$936,287	$34,971	–
BlackRock Equity Dividend Fund, Institutional Class	88,854	18,732	29,221	78,365	$1,529,680	$9,947	$26,240
BlackRock Floating Rate Income Portfolio, Institutional Class	11,556	89	11,645	–	–	$(2,698)	$259
BlackRock Global Dynamic Equity Fund, Institutional Class	77,135	12,187	27,837	61,485	$731,058	$12,183	$24,696
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	7,014	4,197	11,211	–	–	$21,979	$643
BlackRock High Yield Bond Portfolio, BlackRock Class	33,952	15,888	30,621	19,219	$150,102	$(3,174)	$5,016
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32	–	–	32	$395	–	$6
BlackRock International Fund, Institutional Class	–	25,445	8,507	16,938	$200,717	$(7,496)	–
BlackRock International Opportunities Portfolio, Institutional Class	19,325	2,857	12,494	9,688	$297,242	$(23,267)	$11,545
BlackRock Latin America Fund, Inc, Institutional Class	638	82	720	–	–	$3,520	$335
BlackRock Liquidity Funds, TempFund, Institutional Class	16,275	172,672[1]	–	188,947	$188,947	–	$179
BlackRock Pacific Fund, Inc., Institutional Class	13,040	2,211	15,251	–	–	$(670)	$1,628
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,619	2,397	4,082	13,934	$332,058	$13,465	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,146	1,314	1,451	5,009	$174,969	$14,566	–
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	1,879	1,879	–	–	$4,979	$611
iShares Dow Jones U.S. Industrial Sector Index Fund	–	2,156	2,156	–	–	$(3,695)	$527
iShares Dow Jones U.S. Technology Sector Index Fund	–	2,034	–	2,034	$145,472	–	$250
iShares MSCI Emerging Markets Index Fund	–	5,959	–	5,959	$233,116	–	–
iShares MSCI Germany Index Fund	–	7,015	–	7,015	$141,773	–	$4,079
iShares MSCI Italy Index Fund	–	13,480	–	13,480	$142,079	–	$3,435
Master Basic Value LLC	$766,141	$141,820[1]	–	$907,961	$907,961	$40,717	$15,241
Master Large Cap Growth Portfolio	$1,175,665	–	$125,616[2]	$1,050,049	$1,050,049	$69,358	$17,867
Master Total Return Portfolio	$795,837	–	$331,059[2]	$464,778	$464,778	$9,453	$22,123
Master Value Opportunities LLC	$178,487	–	$15,728[2]	$162,759	$162,759	$16,283	$1,484

[1] Represents net shares/beneficial interest purchased.
[2] Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2012	9

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2035

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,203,895	$2,585,547	–	$7,789,442

There were no transfers between levels during the period ended July 31, 2012.

10	BLACKROCK FUNDS II	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2040 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 89.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	51,293	$1,205,891
BlackRock Equity Dividend Fund, Institutional Class	86,171	1,682,055
BlackRock Global Dynamic Equity Fund, Institutional Class	76,313	907,361
BlackRock International Fund, Institutional Class	20,737	245,729
BlackRock International Opportunities Portfolio, Institutional Class	11,769	361,073
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	17,362	413,727
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	6,579	229,818
iShares Dow Jones U.S. Technology Sector Index Fund	2,632	188,241
iShares MSCI Emerging Markets Index Fund	7,588	296,843
iShares MSCI Germany Index Fund	9,077	183,446
iShares MSCI Italy Index Fund	17,442	183,839
Master Basic Value LLC	$1,284,285	1,284,285
Master Large Cap Growth Portfolio	$1,500,606	1,500,606
Master Value Opportunities LLC	$202,821	202,821

		8,885,735

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 8.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	6,656	$51,986
Master Total Return Portfolio	$743,204	743,204

		795,190

Short-Term Securities – 2.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	243,252	243,252
Total Affiliated Investment Companies (Cost – $9,028,037*) – 100.3%		9,924,177
Liabilities in Excess of Other Assets – (0.3)%		(26,624)

Net Assets – 100.0%		$9,897,553

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$8,983,219

Gross unrealized appreciation	$1,488,019
Gross unrealized depreciation	(547,061)

Net unrealized appreciation	$940,958

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2012	Value at July 31, 2012	Realized Gain (Loss)	Income

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	52,879	11,169	12,755	51,293	$1,205,891	$10,993	–
BlackRock Equity Dividend Fund, Institutional Class	93,756	20,465	28,050	86,171	$1,682,055	$3,207	$29,775
BlackRock Floating Rate Income Portfolio, Institutional Class	12,247	310	12,557	–	–	$(2,626)	$279
BlackRock Global Dynamic Equity Fund, Institutional Class	81,385	17,143	22,215	76,313	$907,361	$1,276	$26,825
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	7,402	5,076	12,478	–	–	$25,431	$699
BlackRock High Yield Bond Portfolio, BlackRock Class	35,786	3,491	32,621	6,656	$51,986	$(3,107)	$4,437
BlackRock International Fund, Institutional Class	–	30,121	9,384	20,737	$245,729	$(10,690)	—
BlackRock International Opportunities Portfolio, Institutional Class	20,414	4,067	12,712	11,769	$361,073	$(27,280)	$12,237
BlackRock Latin America Fund, Inc, Institutional Class	668	120	788	–	–	$4,305	$360
BlackRock Liquidity Funds, TempFund, Institutional Class	14,635	228,617[1]	–	243,252	$243,252	–	$218
BlackRock Pacific Fund, Inc., Institutional Class	13,770	3,059	16,829	–	–	$2,293	$1,726
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	16,479	3,378	2,495	17,362	$413,727	$10,106	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,723	1,784	928	6,579	$229,818	$20,728	–
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	2,432	2,432	–	–	$2,836	$791
iShares Dow Jones U.S. Industrial Sector Index Fund	–	2,790	2,790	–	–	$(4,782)	$682
iShares Dow Jones U.S. Technology Sector Index Fund	–	2,632	–	2,632	$188,241	–	$324
iShares MSCI Emerging Markets Index Fund	–	7,588	–	7,588	$296,843	–	–
iShares MSCI Germany Index Fund	–	9,077	–	9,077	$183,446	–	$5,278
iShares MSCI Italy Index Fund	–	17,442	–	17,442	$183,839	–	$4,445
Master Basic Value LLC	$807,779	$476,506[1]	–	$1,284,285	$1,284,285	$52,030	$18,830
Master Large Cap Growth Portfolio	$1,239,893	$260,713[1]	–	$1,500,606	$1,500,606	$90,926	$22,045
Master Total Return Portfolio	$841,713	–	$98,509[2]	$743,204	$743,204	$13,528	$26,474
Master Value Opportunities LLC	$188,399	$14,422[1]	–	$202,821	$202,821	$19,552	$1,721

[1] Represents net shares/beneficial interest purchased.
[2] Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2012	11

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2040

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,193,261	$3,730,916	–	$9,924,177

There were no transfers between levels during the period ended July 31, 2012.

12	BLACKROCK FUNDS II	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2045 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 90.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	23,458	$551,503
BlackRock Equity Dividend Fund, Institutional Class	40,643	793,347
BlackRock Global Dynamic Equity Fund, Institutional Class	34,329	408,173
BlackRock International Fund, Institutional Class	8,361	99,081
BlackRock International Opportunities Portfolio, Institutional Class	4,819	147,843
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	7,848	187,017
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	175	6,123
iShares Dow Jones U.S. Technology Sector Index Fund	1,268	90,687
iShares MSCI Emerging Markets Index Fund	3,659	143,140
iShares MSCI Germany Index Fund	4,374	88,399
iShares MSCI Italy Index Fund	8,406	88,599
Master Basic Value LLC	$728,188	728,188
Master Large Cap Growth Portfolio	$933,359	933,359
Master Value Opportunities LLC	$91,820	91,820

		4,357,279

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 8.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	637	$4,978
Master Total Return Portfolio	$380,921	380,921

		385,899

Short-Term Securities – 2.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	106,986	106,986
Total Affiliated Investment Companies (Cost – $4,495,766*) – 100.7%		4,850,164
Liabilities in Excess of Other Assets – (0.7)%		(32,920)

Net Assets – 100.0%		$4,817,244

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,498,482

Gross unrealized appreciation	$615,174
Gross unrealized depreciation	(263,492)

Net unrealized appreciation	$351,682

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2012	Value at July 31, 2012	Realized Gain(Loss)	Income

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,602	5,526	6,670	23,458	$551,503	$1,687	–
BlackRock Equity Dividend Fund, Institutional Class	42,993	12,000	14,350	40,643	$793,347	$(866)	$13,587
BlackRock Floating Rate Income Portfolio, Institutional Class	5,599	103	5,702	–	–	$(1,266)	$127
BlackRock Global Dynamic Equity Fund, Institutional Class	37,617	8,198	11,486	34,329	$408,173	$(2,008)	$12,149
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	3,299	3,097	6,396	–	–	$13,155	$305
BlackRock High Yield Bond Portfolio, BlackRock Class	16,321	602	16,286	637	$4,978	$(2,723)	$694
BlackRock International Fund, Institutional Class	–	12,973	4,612	8,361	$99,081	$(5,025)	–
BlackRock International Opportunities Portfolio, Institutional Class	9,195	1,901	6,277	4,819	$147,843	$(15,209)	$5,407
BlackRock Latin America Fund, Inc, Institutional Class	303	56	359	–	–	$1,928	$160
BlackRock Liquidity Funds, TempFund, Institutional Class	14,338	92,648[1]	–	106,986	$106,986	–	$142
BlackRock Pacific Fund, Inc., Institutional Class	6,165	1,414	7,579	–	–	$814	$758
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	7,588	1,612	1,352	7,848	$187,017	$4,279	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	155	49	29	175	$6,123	$569	–
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	1,172	1,172	–	–	$1,367	$381
iShares Dow Jones U.S. Industrial Sector Index Fund	–	1,344	1,344	–	–	$(2,304)	$329
iShares Dow Jones U.S. Technology Sector Index Fund	–	1,268	–	1,268	$90,687	–	$156
iShares MSCI Emerging Markets Index Fund	–	3,659	–	3,659	$143,140	–	–
iShares MSCI Germany Index Fund	–	4,374	–	4,374	$88,399	–	$2,543
iShares MSCI Italy Index Fund	–	8,406	–	8,406	$88,599	–	$2,142
Master Basic Value LLC	$376,513	$351,675[1]	–	$728,188	$728,188	$25,201	$9,502
Master Large Cap Growth Portfolio	$571,126	$362,233[1]	–	$933,359	$933,359	$44,232	$11,043
Master Total Return Portfolio	$388,343	–	$7,422[2]	$380,921	$380,921	$6,177	$12,572
Master Value Opportunities LLC	$86,920	$4,900[1]	–	$91,820	$91,820	$8,891	$786

[1] Represents net shares/beneficial interest purchased.
[2] Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2012	13

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2045

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,715,876	$2,134,288	–	$4,850,164

There were no transfers between levels during the period ended July 31, 2012.

14	BLACKROCK FUNDS II	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2050 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 92.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	18,786	$441,664
BlackRock Equity Dividend Fund, Institutional Class	31,389	612,721
BlackRock Global Dynamic Equity Fund, Institutional Class	27,671	329,010
BlackRock International Fund, Institutional Class	11,667	138,251
BlackRock International Opportunities Portfolio, Institutional Class	4,165	127,767
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	6,291	149,913
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	2,364	82,562
iShares Dow Jones U.S. Technology Sector Index Fund	949	67,872
iShares MSCI Emerging Markets Index Fund	2,716	106,250
iShares MSCI Germany Index Fund	3,274	66,168
iShares MSCI Italy Index Fund	6,291	66,307
Master Basic Value LLC	$417,560	417,560
Master Large Cap Growth Portfolio	$695,672	695,672
Master Value Opportunities LLC	$73,846	73,846

		3,375,563

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 7.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	15,931	$124,418
Master Total Return Portfolio	$163,370	163,370

		287,788

Short-Term Securities – 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	3,824	3,824
Total Affiliated Investment Companies (Cost – $3,376,908*) – 100.9%		3,667,175
Liabilities in Excess of Other Assets – (0.9)%		(32,941)

Net Assets – 100.0%		$3,634,234

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,328,610

Gross unrealized appreciation	$561,380
Gross unrealized depreciation	(222,815)

Net unrealized appreciation	$338,565

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2012	Value at July 31, 2012	Realized Gain (Loss)	Income

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	19,159	4,455	4,828	18,786	$441,664	$1,521	–
BlackRock Equity Dividend Fund, Institutional Class	33,784	8,068	10,463	31,389	$612,721	$154	$10,787
BlackRock Floating Rate Income Portfolio, Institutional Class	4,398	60	4,458	–	–	$(1,001)	$99
BlackRock Global Dynamic Equity Fund, Institutional Class	29,333	6,705	8,367	27,671	$329,010	$(519)	$9,595
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	2,679	2,026	4,705	–	–	$9,633	$251
BlackRock High Yield Bond Portfolio, BlackRock Class	12,912	14,637	11,618	15,931	$124,418	$(1,291)	$2,715
BlackRock International Fund, Institutional Class	–	15,156	3,489	11,667	$138,251	$(3,713)	–
BlackRock International Opportunities Portfolio, Institutional Class	7,241	1,575	4,651	4,165	$127,767	$(10,335)	$4,353
BlackRock Latin America Fund, Inc, Institutional Class	243	45	288	–	–	$1,570	$130
BlackRock Liquidity Funds, TempFund, Institutional Class	14,514	–	10,690[2]	3,824	$3,824	–	$95
BlackRock Pacific Fund, Inc., Institutional Class	4,956	1,192	6,148	–	–	$836	$623
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	5,932	1,325	966	6,291	$149,913	$4,008	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	2,043	679	358	2,364	$82,562	$7,090	–
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	877	877	–	–	$1,023	285
iShares Dow Jones U.S. Industrial Sector Index Fund	–	1,006	1,006	–	–	$(1,724)	$246
iShares Dow Jones U.S. Technology Sector Index Fund	–	949	–	949	$67,872	–	$117
iShares MSCI Emerging Markets Index Fund	–	2,716	–	2,716	$106,250	–	–
iShares MSCI Germany Index Fund	–	3,274	–	3,274	$66,168	–	$1,904
iShares MSCI Italy Index Fund	–	6,291	–	6,291	$66,307	–	$1,603
Master Basic Value LLC	$293,015	$124,545[1]	–	$417,560	$417,560	$18,518	$6,533
Master Large Cap Growth Portfolio	$447,132	$248,540[1]	–	$695,672	$695,672	$33,444	$7,973
Master Total Return Portfolio	$301,621	–	$138,251[2]	$163,370	$163,370	$3,199	$8,234
Master Value Opportunities LLC	$68,166	$5,680[1]	–	$73,846	$73,846	$7,140	$625

[1] Represents net beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2012	15

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2050

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,316,727	$1,350,448	–	$3,667,175

There were no transfers between levels during the period ended July 31, 2012.

16	BLACKROCK FUNDS II	JULY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: September 25, 2012